UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7803

Name of Registrant: Vanguard Treasury Fund

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2007–February 29, 2008

Item 1: Reports to Shareholders

Vanguard® Money Market Funds Semiannual Report

February 29, 2008

Vanguard Prime Money Market Fund

Vanguard Federal Money Market Fund

Vanguard Treasury Money Market Fund

Vanguard Admiral™ Treasury Money Market Fund

>	The Federal Reserve Board cut the target federal funds rate five times during the six months ended February 29, 2008.

>	Yields for the four Vanguard Money Market Funds ranged from 2.96% to 3.86% as the period closed.

>	The funds topped the average returns of their peers over the six-month period ended February 29.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Advisor’s Report	7
Prime Money Market Fund	9
Federal Money Market Fund	23
Treasury Money Market Fund	32
Admiral Treasury Money Market Fund	40
About Your Fund’s Expenses	48
Glossary	50

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended February 29, 2008
			Average
	Ticker	Vanguard	Competing	7-Day
Vanguard Money Market Fund	Symbol	Fund	Fund[1]	SEC Yield[2]
Prime
Investor Shares	VMMXX	2.3%	2.0%	3.71%
Institutional Shares[3]	VMRXX	2.4	2.2	3.86
Federal	VMFXX	2.3	1.9	3.65
Treasury	VMPXX	1.9	1.5	2.96
Admiral Treasury[4]	VUSXX	2.0	1.5	3.11

1 Peer groups are: for the Prime Money Market Fund Investor Shares, the Average Money Market Fund; for the Prime Money Market Fund Institutional Shares, the Average Institutional Money Market Fund; for the Federal Money Market Fund, the Average Government Money Market Fund; for the Treasury and Admiral Treasury Money Market Funds, the iMoneyNet Money Fund Report’s Average 100% Treasury Fund. For the Prime and Federal Money Market Funds, peer-group returns are derived from data provided by Lipper Inc.; for the Treasury and Admiral Treasury Money Market Funds, the returns are derived from data provided by iMoneyNet, Inc.

2 7-day SEC yield as of February 29, 2008. The yield of a money market fund more closely reflects the current earnings of the fund than its total return.

3 This class of shares carries low expenses and is available for a minimum initial investment of $5 million.

4 Minimum initial investment is $50,000.

Chairman’s Letter

Dear Shareholder,

To shore up a sluggish U.S. economy, the Federal Reserve Board lowered its target federal funds rate five times during the six months ended February 29, 2008. Money market yields followed the federal funds rate down, restraining returns.

On a relative basis, the Vanguard Money Market Funds held up well in this unsettled environment, outperforming their peer groups for the fiscal period with total returns ranging from 1.9% for the Treasury Money Market Fund to 2.4% for the Prime Money Market Fund Institutional Shares.

The table on page 1 shows the returns of the funds and their average peers during the half-year. The share price of each fund remained at $1, as is expected but not guaranteed.

Mortgage-market fallout roiled both taxable and tax-exempt bonds

As trouble spread from subprime mortgage-backed securities to other instruments, the credit markets grew treacherous in recent months. Investors flocked to higher-quality government and corporate bonds, driving U.S. Treasury bond prices higher and pushing their yields lower.

The broad taxable bond market outpaced stocks, posting a total return of 5.7% for the fiscal half-year as lower interest rates depressed yields and pushed up prices.

By contrast, tax-exempt municipal bonds returned –0.6%, as fixed income investors pulled back from all but the highest-quality, most liquid securities—preferably Treasuries. This, combined with concerns about the financial strength of the insurers backing the highest-quality municipal bonds, pushed municipal yields above those of Treasuries, a historically unusual relationship.

The Federal Reserve Board responded to the credit-market turmoil and deteriorating economic outlook with aggressive reductions in its target for the federal funds rate. In the wake of the Fed’s five cuts, the target rate stood at 3.0%, its lowest level since June 2005. The final two cuts came in January, and investors anticipated more to come.

U.S. and foreign stocks fell amid recession, subprime concerns

The broad U.S. stock market returned –8.5% for the six months, buffeted by tightening global credit markets (a reaction to the subprime mortgage crisis that began taking hold in midsummer), a weakening U.S. dollar, and fears of a U.S. recession.

Over the period, large-capitalization stocks fared better than small-caps, growth stocks outpaced their value-oriented counterparts, and international stocks again outperformed U.S. stocks. But these performances should be viewed in relative terms: Each stock group posted a negative return.

Market Barometer
	Total Returns
	Periods Ended February 29, 2008
	Six Months	One Year	Five Years[1]
Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	5.7%	7.3%	4.5%
Lehman Municipal Bond Index	–0.6	–1.2	3.4
Citigroup 3-Month Treasury Bill Index	1.9	4.4	3.0

Stocks
Russell 1000 Index (Large-caps)	–8.4%	–3.8%	12.2%
Russell 2000 Index (Small-caps)	–12.9	–12.4	15.1
Dow Jones Wilshire 5000 Index (Entire market)	–8.5	–4.1	12.9
MSCI All Country World Index ex USA (International)	–1.5	7.8	24.1

CPI
Consumer Price Index	1.8%	4.0%	2.9%

1 Annualized.

In a volatile market, safety and liquidity were paramount

During the fiscal half-year, the Vanguard Money Market Funds successfully met their objectives: to preserve principal and liquidity while providing competitive returns.

In a market environment unsettled by the subprime-mortgage problems, our funds distinguished themselves as a safe haven. Rather than pursuing marginally higher yields in higher-risk securities such as those that began to generate distressing headlines in August 2007, the four funds followed their customary strategy of carefully selecting securities that meet stringent credit-quality requirements.

As the Fed embarked on its aggressive series of interest rate cuts, the funds’ yields moved sharply lower, as shown in the table below. The variance in yields among the four funds reflects the different levels of risk and expected return inherent in the types of securities each fund holds.

Even as yields declined, our funds’ emphasis on the highest-quality securities and low operating costs helped produce competitive returns relative to their peer groups and money market indexes. (For a comparison of the annualized expense ratios of the funds and their peers, see the table on page 5.) For example, every fund’s return was in line with or slightly above the 6- and 12-month returns of the Citigroup 3-Month Treasury Bill Index,

Changes in Yields
		7-Day SEC Yield
	February 29,	August 31,	February 28,
Money Market Fund	2008	2007	2007
Prime
Investor Shares	3.71%	5.11%	5.10%
Institutional Shares	3.86	5.27	5.25
Federal	3.65	5.03	5.06
Treasury	2.96	4.54	4.83
Admiral Treasury	3.11	4.64	4.98

the unmanaged market benchmark. Surpassing, or even matching, the index is a major achievement given the funds’ real-world expenses, which are not incurred by the index.

During the six months, Vanguard Fixed Income Group, the funds’ advisor, sought to provide the best balance of yield, safety, and liquidity by extending the average maturity of the money market funds’ portfolios. In a declining-rate environment, extending a portfolio’s average weighted maturity allows it to hang on to higher-yielding securities for a longer period, enhancing returns. The average maturity for the Prime Money Market Fund increased from 48 days in August to 64 days in February.

In rocky times, money market funds can represent stability

During the past six months, the Fed’s target for short-term interest rates has declined from 5.25% to 3.0%, cutting into money market returns. Although lower returns can be frustrating for investors, that doesn’t invalidate the case for owning money market funds.

A money market fund can play an important role in a well-balanced portfolio that includes stocks and bonds. Historically, money market funds have provided stability and liquidity to help counteract the volatility of higher-yielding investments. The Vanguard Money Market Funds, with their low costs and management expertise, can serve that

Annualized Expense Ratios[1]
Your Fund Compared With Its Peer Group
	Fund	Peer-Group
	Expense	Expense
	Ratio	Ratio
Prime
Investor Shares	0.23%	0.90%
Institutional Shares	0.08	0.44
Federal	0.23	0.79
Treasury	0.23	0.76
Admiral Treasury	0.10	0.76

1 Fund expense ratios reflect the six months ended February 29, 2008. Peer groups are: for the Prime Money Market Fund Investor Shares, the Average Money Market Fund; for the Prime Money Market Fund Institutional Shares, the Average Institutional Money Market Fund; for the Federal Money Market Fund, the Average Government Money Market Fund; for the Treasury and Admiral Treasury Money Market Funds, the Average U.S. Treasury Money Market Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2007.

purpose while helping you to safeguard any savings you need to meet short-term financial goals.

As I close this report to you, it’s my pleasure to introduce the funds’ new president, F. William McNabb III. Bill’s a man of great character and integrity who is intimately familiar with all aspects of Vanguard—from how we serve our clients to how we invest for our clients.

Bill and I have worked together very closely for more than two decades. I’m thrilled that the fund’s board elected him president, effective March 1, and designated him to succeed me as chief executive officer, a role he’ll assume within a year, after an orderly transition. Bill and the rest of our team will serve you and our other clients extremely well in the years ahead.

Thank you for investing your assets at Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

March 12, 2008

Advisor’s Report

During the six months ended February 29, 2008, the four Vanguard Money Market Funds produced returns ranging from 1.9% for the Treasury Money Market Fund to 2.4% for the Institutional Shares of the Prime Money Market Fund. The funds topped the average returns of their peer groups.

The investment environment

The period was marked by the rapid unwinding of risk in the marketplace. One of the precipitating factors was problems with structured investment vehicles (SIVs), which issued very-short-term money market securities to invest in longer-term assets, including some securities backed by subprime mortgage loans. Although SIVs have historically offered returns only marginally higher than those of other money market instruments, their securities nevertheless became popular holdings in some money market funds.

As home prices retreated, mortgage-backed securities came under pressure. The credit markets turned treacherous, and liquidity evaporated for SIVs. Wall Street dealers, who play a significant role in our day-to-day operations as intermediary between issuers and investors, were challenged in their capacity to provide liquidity to the market.

The turmoil produced a broad-based credit crunch that has been felt throughout the economy. The Federal Reserve Board responded to these developments with a series of aggressive interest rate cuts, including an unprecedented 1.25-percentage-point reduction over two weeks during January. At the end of February, the Fed’s target for short-term interest rates stood at 3.0%, down from 5.25% at the start of the six-month period.

Management of the funds

The Prime Money Market Fund sidestepped problems related to SIVs and subprime-mortgage-backed securities. Almost a year ago, in the spring of 2007, a periodic review conducted by one of our credit analysts highlighted subprime exposure in the asset-backed commercial paper (ABCP) market. This resulted in our eliminating our exposure to some ABCP issues and reducing our exposure to others. Several months later, conditions deteriorated in the ABCP market, affecting even programs without any subprime exposure. Rather than maintain these holdings, we chose to eliminate them in favor of securities with superior liquidity characteristics.

We focused our reinvestment activity on institutions that had demonstrated the ability to manage their exposures across various asset classes. We also reduced our exposure to banks in favor of Treasury bills, increasing the overall credit quality of the portfolio.

In all four money market funds, we extended the weighted average maturity to lock in higher yields, expecting the Fed to continue reducing its interest rate target. In the two Treasury funds, we increased maturity by focusing our investment activity on six-month Treasury bills. In the Federal Money Market Fund, we added longer-dated agency securities; we also increased our exposure to Treasury bills, which improved the portfolio’s overall credit quality.

Investment outlook

We expect difficulties in the housing market to result in further rate cuts by the Fed in coming months. Inflation pressures and soaring energy costs will continue to put pressure on families, making it difficult for consumers already feeling their pocketbooks pinched. We likely are going through at least a mild recession, which could get deeper if the slide in housing gets worse and the pace of foreclosures accelerates.

Our team of credit analysts has steered us clear of the problems that others are working through. On their recommendation, we have modified our risk exposure to the banking sector, eliminating some issuers we are not comfortable with and reducing our exposure to others. Because of the Vanguard Money Market Funds’ historical cost advantage over their peers, we have been in the enviable position of being able to provide very competitive yields while continuing to emphasize only the highest-quality, most liquid money market securities.

David R. Glocke, Principal

Vanguard Fixed Income Group

March 14, 2008

Prime Money Market Fund

Fund Profile

As of February 29, 2008

Financial Attributes

Yield[1]
Investor Shares	3.71%
Institutional Shares	3.86%
Average Weighted Maturity	64 days
Average Quality[2]	Aa1
Expense Ratio
Investor Shares	0.23%[3]
Institutional Shares	0.08%[3]

Distribution by Credit Quality[2] (% of portfolio)

Aaa	51.9%
Aa	46.9
A	1.2

Sector Diversification (% of portfolio)

Banker’s Acceptances	1.4%
Finance
Commercial Paper	12.5
Certificates of Deposit	37.8
Treasury/Agency	45.2
Other	3.1

1 7-Day SEC yield. See the Glossary on page 50.

2 Moody’s Investors Service.

3 Annualized.

Prime Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yield shown reflects the current earnings of the fund more closely than do the average annual returns.

Fiscal-Year Total Returns (%): August 31, 1997–February 29, 2008

Fiscal	Prime Money Market Fund	Average
Year	Investor Shares[1]	Fund[2]
1998	5.5%	4.9%
1999	5.0	4.4
2000	5.9	5.3
2001	5.4	4.8
2002	2.1	1.4
2003	1.1	0.6
2004	0.8	0.4
2005	2.3	1.7
2006	4.4	3.7
2007	5.2	4.6
2008[3]	2.3	2.0
7-Day SEC Yield (2/29/2008): 3.71%

Average Annual Total Returns: Periods Ended December 31, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Investor Shares[1]	6/4/1975	5.14%	2.99%	3.74%
Institutional Shares	10/3/1989	5.30	3.19	3.93

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Returns for the Average Money Market Fund are derived from data provided by Lipper Inc.

3 Six months ended February 29, 2008.

Note: See Financial Highlights tables on pages 20 and 21 for dividend information.

Prime Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 29, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (45.2%)
[2,3]	Federal Farm Credit Bank	4.506%	4/7/08	74,000	73,996
[2,3]	Federal Home Loan Bank	5.016%	3/5/08	1,917,000	1,916,910
2	Federal Home Loan Bank	4.327%	3/19/08	200,000	199,572
[2,3]	Federal Home Loan Bank	4.781%	3/19/08	295,000	294,994
[2,3]	Federal Home Loan Bank	4.734%	3/24/08	378,000	377,938
2	Federal Home Loan Bank	3.672%	4/16/08	154,139	153,422
[2,3]	Federal Home Loan Bank	3.557%	4/24/08	195,000	194,951
2	Federal Home Loan Bank	2.677%	5/2/08	12,000	11,945
2	Federal Home Loan Bank	2.729%	5/14/08	350,000	348,050
2	Federal Home Loan Bank	2.739%–2.744%	5/21/08	1,005,000	998,844
2	Federal Home Loan Bank	3.968%	6/13/08	55,000	54,380
2	Federal Home Loan Bank	2.549%	7/25/08	92,501	91,556
2	Federal Home Loan Mortgage Corp.	4.336%–4.568%	3/24/08	1,454,373	1,450,369
[2,3]	Federal Home Loan Mortgage Corp.	4.687%	3/26/08	2,745,000	2,743,909
[2,3]	Federal Home Loan Mortgage Corp.	4.670%	3/30/08	3,425,000	3,424,228
2	Federal Home Loan Mortgage Corp.	4.572%	3/31/08	14,599	14,545
2	Federal Home Loan Mortgage Corp.	4.263%–4.337%	5/5/08	399,180	396,144
2	Federal Home Loan Mortgage Corp.	4.301%–4.306%	5/19/08	1,156,500	1,145,813
2	Federal Home Loan Mortgage Corp.	3.881%	6/5/08	123,000	121,747
2	Federal Home Loan Mortgage Corp.	4.964%	7/21/08	183,002	179,580
2	Federal Home Loan Mortgage Corp.	4.896%	8/18/08	322,635	315,520
2	Federal National Mortgage Assn.	4.569%	3/26/08	254,028	253,239
[2,3]	Federal National Mortgage Assn.	4.687%	3/26/08	737,000	736,707
2	Federal National Mortgage Assn.	3.985%	3/31/08	100,000	99,671
[2,3]	Federal National Mortgage Assn.	4.476%	4/7/08	2,700,000	2,698,880
2	Federal National Mortgage Assn.	4.010%	4/9/08	1,346,318	1,340,528
2	Federal National Mortgage Assn.	3.672%–3.704%	4/16/08	612,900	610,028
2	Federal National Mortgage Assn.	3.967%	6/11/08	92,268	91,248
2	Federal National Mortgage Assn.	3.960%–3.970%	6/18/08	351,623	347,479
2	Federal National Mortgage Assn.	3.916%	7/9/08	104,000	102,558
2	Federal National Mortgage Assn.	4.929%	7/18/08	295,000	289,635
2	Federal National Mortgage Assn.	4.933%–4.943%	7/25/08	345,012	338,421
	U.S. Treasury Bill	4.022%	3/6/08	490,000	489,731
	U.S. Treasury Bill	2.263%	5/15/08	2,000,000	1,990,625
	U.S. Treasury Bill	3.521%	5/22/08	3,000,000	2,976,357
	U.S. Treasury Bill	3.397%	5/29/08	2,000,000	1,983,486
	U.S. Treasury Bill	3.242%	6/5/08	1,400,000	1,388,091

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value•
	Yield[1]		Date	($000)	($000)
	U.S. Treasury Bill	2.429%	7/24/08	1,975,000	1,955,908
	U.S. Treasury Bill	2.337%	7/31/08	1,000,000	990,247
	U.S. Treasury Bill	2.184%	8/7/08	4,000,000	3,961,840
	U.S. Treasury Bill	2.102%	8/14/08	4,000,000	3,961,636
	U.S. Treasury Bill	2.061%	8/21/08	2,000,000	1,980,393
	U.S. Treasury Bill	2.092%	8/28/08	6,000,000	5,937,900
	U.S. Treasury Note	4.625%	9/30/08	350,000	354,530
Total U.S. Government and Agency Obligations (Cost $49,387,551)					49,387,551
Commercial Paper (12.5%)
Bank Holding Company (0.3%)
	HSBC USA, Inc.	5.054%	3/12/08	50,000	49,924
	HSBC USA, Inc.	4.225%	4/11/08	51,000	50,757
	State Street Corp.	3.456%	4/11/08	202,000	201,211
					301,892
Finance—Auto (1.0%)
	American Honda Finance	4.171%	3/14/08	177,600	177,334
	American Honda Finance	3.885%	4/10/08	49,000	48,790
	American Honda Finance	3.989%–4.092%	4/11/08	172,000	171,217
	American Honda Finance	2.899%	4/29/08	40,000	39,811
	Toyota Motor Credit Corp.	4.749%	3/7/08	225,000	224,824
	Toyota Motor Credit Corp.	4.194%	4/9/08	320,000	318,561
	Toyota Motor Credit Corp.	3.788%	4/21/08	48,500	48,242
	Toyota Motor Credit Corp.	4.593%	5/13/08	98,000	97,108
					1,125,887
Finance—Other (2.2%)
	American Express Credit Corp.	4.757%	3/3/08	315,000	314,918
	American Express Credit Corp.	4.214%	4/7/08	130,000	129,443
	General Electric Capital Corp.	4.653%	3/10/08	500,000	499,425
	General Electric Capital Corp.	4.449%	3/24/08	500,000	498,594
	General Electric Capital Corp.	4.478%	6/17/08	500,000	493,430
	General Electric Capital Corp.	4.478%	6/18/08	500,000	493,369
					2,429,179
Foreign Banks (6.4%)
4	Australia & New Zealand Banking Group, Ltd.	4.348%	4/9/08	150,000	149,301
4	Australia & New Zealand Banking Group, Ltd.	2.993%	5/5/08	98,000	97,474
4	Australia & New Zealand Banking Group, Ltd.	2.981%	5/6/08	68,300	67,929
4	Australia & New Zealand Banking Group, Ltd.	3.023%	5/28/08	150,000	148,900
	Bank of Scotland PLC	4.306%	4/9/08	100,000	99,539
	CBA (Delaware) Finance Inc.	5.064%	3/5/08	203,000	202,887
	CBA (Delaware) Finance Inc.	4.961%	3/13/08	314,275	313,762
	CBA (Delaware) Finance Inc.	4.982%–4.992%	3/14/08	178,000	177,683
	CBA (Delaware) Finance Inc.	4.967%	3/17/08	100,000	99,782
	CBA (Delaware) Finance Inc.	4.594%	3/19/08	134,333	134,027
4	Danske Corp.	4.890%	3/18/08	1,223,000	1,220,211
4	Danske Corp.	4.041%	4/14/08	71,750	71,399
	Dexia Delaware LLC	2.972%	5/13/08	500,000	497,009
	Dexia Delaware LLC	2.997%	5/21/08	569,500	565,688
	HSBC USA, Inc.	4.306%	4/10/08	90,000	89,574
	HSBC USA, Inc.	3.200%	4/18/08	81,000	80,657
	Santander Central Hispano
	Finance (Delaware), Inc.	5.515%	3/13/08	614,000	612,902
	Societe Generale N.A. Inc.	3.959%	4/14/08	70,000	69,665

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
	Svenska Handelsbanken, Inc.	2.993%	5/5/08	161,000	160,137
	UBS Finance (Delaware), LLC	5.499%	3/12/08	690,500	689,371
	UBS Finance (Delaware), LLC	3.031%	5/13/08	250,000	248,496
4	Westpac Banking Corp.	5.064%	3/11/08	125,000	124,826
4	Westpac Banking Corp.	3.631%	4/16/08	30,470	30,330
4	Westpac Banking Corp.	3.577%	4/22/08	500,000	497,440
4	Westpac Banking Corp.	4.657%	4/30/08	395,000	392,005
					6,840,994
Foreign Industrial (2.2%)
4	BP Capital Markets PLC	4.518%	3/14/08	68,000	67,891
4	BP Capital Markets PLC	4.573%	3/28/08	156,000	155,474
4	BP Capital Markets PLC	4.512%	4/28/08	98,000	97,302
4	BP Capital Markets PLC	4.513%–4.572%	4/30/08	330,000	327,540
4	GlaxoSmithKline Finance PLC	4.705%	3/3/08	401,500	401,396
4	Nestle Capital Corp.	4.833%	3/4/08	51,900	51,880
4	Nestle Capital Corp.	4.494%	5/2/08	48,700	48,331
4	Nestle Capital Corp.	2.773%	5/16/08	96,000	95,442
4	Nestle Capital Corp.	2.779%	5/20/08	195,000	193,804
4	Nestle Capital Corp.	4.505%	5/21/08	53,641	53,110
4	Nestle Capital Corp.	2.775%	5/23/08	70,000	69,555
4	Nestle Capital Corp.	2.781%	6/4/08	51,700	51,323
4	Nestle Capital Corp.	2.688%	8/4/08	50,000	49,425
4	Nestle Capital Corp.	2.681%	8/29/08	493,000	486,444
	Nestle Finance France SA	2.850%	5/8/08	82,000	81,562
	Nestle Finance France SA	2.788%	5/14/08	20,000	19,886
	Nestle Finance France SA	2.789%	5/20/08	71,000	70,563
	Nestle Finance France SA	2.731%	7/10/08	75,000	74,263
	Nestle Finance France SA	2.698%	7/11/08	41,900	41,490
					2,436,681
Industrial (0.4%)
	Chevron Funding Corp.	2.910%–4.447%	3/14/08	148,000	147,791
	General Electric Company	3.519%	3/18/08	133,000	132,780
4	Pfizer Inc.	4.511%	5/15/08	177,000	175,374
					455,945
Total Commercial Paper (Cost $13,590,578)					13,590,578
Certificates of Deposit (26.9%)
Certificates of Deposit—U.S. Banks (8.1%)
	Branch Banking & Trust Co.	4.215%	4/8/08	295,000	295,000
	Branch Banking & Trust Co.	2.930%	5/1/08	775,000	775,000
	Branch Banking & Trust Co.	2.960%	5/5/08	202,000	202,000
	Branch Banking & Trust Co.	2.950%	5/8/08	250,000	250,000
	Citibank, N.A.	3.070%	5/6/08	726,000	726,000
	HSBC Bank USA, NA	4.300%	4/11/08	300,000	300,010
	HSBC Bank USA, NA	4.000%	4/15/08	167,500	167,500
	HSBC Bank USA, NA	3.800%	4/16/08	263,000	263,000
	JPMorgan Chase Bank NA	2.970%	5/21/08	500,000	500,000
	State Street Bank & Trust	4.850%	3/18/08	500,000	500,000
	State Street Bank & Trust	3.750%	4/16/08	113,000	113,000
	State Street Bank & Trust	2.950%	6/2/08	246,000	246,000
	U.S. Bank National Association	2.990%	5/8/08	161,000	161,000
	U.S. Bank National Association	2.900%	5/12/08	163,000	163,000
	U.S. Bank National Association	2.900%	5/15/08	163,000	163,000

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
U.S. Bank National Association	2.900%	5/30/08	161,000	161,000
Wachovia Bank NA	4.900%	4/30/08	350,000	350,000
Wachovia Bank NA	4.800%	5/27/08	1,960,000	1,960,000
Wells Fargo Bank, N.A.	3.030%	3/18/08	1,500,000	1,500,000
				8,795,510
Yankee Certificates of Deposit—U.S. Branches (18.8%)
Australia and New Zealand Banking Group
(New York Branch)	4.000%	4/16/08	200,000	200,000
Australia and New Zealand Banking Group
(New York Branch)	3.950%	4/17/08	100,000	100,105
Banco Bilbao Vizcaya Argentaria, SA
(New York Branch)	4.950%	3/19/08	492,000	492,000
Banco Bilbao Vizcaya Argentaria, SA
(New York Branch)	4.630%	4/4/08	177,000	177,008
Banco Bilbao Vizcaya Argentaria, SA
(New York Branch)	4.350%	4/10/08	500,000	500,000
Banco Bilbao Vizcaya Argentaria, SA
(New York Branch)	4.680%	5/1/08	440,000	440,000
Bank of Nova Scotia (Portland Branch)	4.400%	4/7/08	689,000	689,000
Bank of Nova Scotia (Portland Branch)	4.230%	4/14/08	390,000	390,000
Bank of Nova Scotia (Portland Branch)	4.290%	4/14/08	200,000	200,000
Bank of Nova Scotia (Portland Branch)	3.820%	4/15/08	300,000	300,000
Barclays Bank PLC (New York Branch)	4.850%	3/25/08	1,000,000	1,000,000
Barclays Bank PLC (New York Branch)	4.720%	4/30/08	100,000	100,000
BNP Paribas (New York Branch)	5.130%	3/3/08	750,000	750,000
BNP Paribas (New York Branch)	4.380%	4/10/08	250,000	250,000
BNP Paribas (New York Branch)	3.060%	5/22/08	500,000	500,000
Calyon (New York Branch)	3.000%	5/5/08	300,000	300,000
Commonwealth Bank of Australia
(New York Branch)	4.980%	3/17/08	297,000	297,000
Credit Suisse (New York Branch)	5.480%	3/7/08	492,000	492,000
Credit Suisse (New York Branch)	5.480%	3/10/08	393,000	393,000
Credit Suisse (New York Branch)	5.330%	3/17/08	495,000	495,000
Deutsche Bank AG (New York Branch)	3.800%	4/21/08	1,000,000	1,000,000
Deutsche Bank AG (New York Branch)	3.020%	5/5/08	500,000	500,000
Fortis Bank NV-SA (New York Branch)	4.680%	4/1/08	195,000	195,000
Fortis Bank NV-SA (New York Branch)	3.230%	4/30/08	850,000	850,000
Fortis Bank NV-SA (New York Branch)	3.040%	5/21/08	250,000	250,000
Fortis Bank NV-SA (New York Branch)	3.050%	5/28/08	200,000	200,000
HBOS Treasury Services PLC (New York Branch)	5.500%	3/14/08	550,000	550,000
KBC Bank N.V. (New York Branch)	3.170%	4/3/08	340,000	340,000
Lloyds TSB Bank PLC (New York Branch)	3.250%	4/24/08	161,000	161,012
Lloyds TSB Bank PLC (New York Branch)	3.100%	4/25/08	295,000	295,000
Lloyds TSB Bank PLC (New York Branch)	3.105%	4/28/08	200,000	200,002
Nordea Bank Finland PLC (New York Branch)	5.130%	3/7/08	1,000,000	1,000,000
Nordea Bank Finland PLC (New York Branch)	4.550%	4/3/08	250,000	250,000
Nordea Bank Finland PLC (New York Branch)	3.870%	4/15/08	100,000	100,006
Rabobank Nederland (New York Branch)	5.080%	3/3/08	1,000,000	1,000,000
Rabobank Nederland (New York Branch)	3.750%	4/17/08	820,000	820,000
Royal Bank of Canada (New York Branch)	3.790%	4/16/08	202,500	202,500
Royal Bank of Canada (New York Branch)	2.950%	5/12/08	408,500	408,500
Royal Bank of Canada (New York Branch)	3.000%	5/19/08	500,500	500,500
Royal Bank of Scotland PLC (New York Branch)	4.350%	4/8/08	250,000	250,000

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Royal Bank of Scotland PLC (New York Branch)	4.210%	4/14/08	73,000	73,058
Royal Bank of Scotland PLC (New York Branch)	4.880%	4/18/08	54,500	54,591
Svenska Handelsbanken, AB (New York Branch)	5.440%	3/4/08	750,000	750,000
Svenska Handelsbanken, AB (New York Branch)	4.140%	3/18/08	350,000	350,000
Svenska Handelsbanken, AB (New York Branch)	3.000%	5/5/08	240,000	240,000
Toronto Dominion (New York Branch)	5.100%	3/11/08	200,000	200,000
Toronto Dominion (New York Branch)	5.060%	3/13/08	50,000	50,001
Toronto Dominion (New York Branch)	5.020%	3/14/08	94,000	94,002
Toronto Dominion (New York Branch)	4.980%	4/1/08	500,000	500,000
Toronto Dominion (New York Branch)	4.020%	4/15/08	155,000	155,000
UBS AG (Stamford Branch)	5.500%	3/12/08	550,000	550,000
Westpac Banking Corp. (New York Branch)	4.750%	3/31/08	105,000	105,056
Westpac Banking Corp. (New York Branch)	4.425%	4/9/08	100,000	100,022
Westpac Banking Corp. (New York Branch)	3.000%	5/6/08	246,000	246,000
				20,605,363
Total Certificates of Deposit (Cost $29,400,873)				29,400,873
Eurodollar Certificates of Deposit (10.6%)
ABN–AMRO Bank NV	4.250%	4/14/08	200,000	200,000
ABN–AMRO Bank NV	3.950%	4/16/08	300,000	300,000
Australia & New Zealand Banking Group, Ltd.	5.100%	3/10/08	150,000	150,000
Australia & New Zealand Banking Group, Ltd.	3.550%	4/24/08	96,000	96,000
Australia & New Zealand Banking Group, Ltd.	3.000%	5/6/08	200,000	200,000
Australia & New Zealand Banking Group, Ltd.	3.000%	5/6/08	200,000	200,000
Banco Bilbao Vizcaya Argentaria, SA	3.850%	4/22/08	450,000	450,000
Banco Santander Central Hispano	4.430%	4/10/08	148,000	148,005
Banco Santander Central Hispano	4.000%	4/16/08	162,000	162,006
Banco Santander Central Hispano	3.590%	4/24/08	600,000	600,009
Barclays Bank PLC	5.480%	3/11/08	485,000	485,000
Barclays Bank PLC	5.530%	3/14/08	220,000	220,000
Barclays Bank PLC	5.332%	3/19/08	500,000	500,000
Commonwealth Bank of Australia	4.960%	3/20/08	400,000	400,000
Commonwealth Bank of Australia	4.250%	4/11/08	200,000	200,000
Credit Agricole S.A.	4.535%	4/8/08	500,000	500,000
HBOS Treasury Services PLC	5.500%	3/14/08	1,330,000	1,330,000
HSBC Bank PLC	3.640%	4/24/08	128,000	128,000
HSBC Bank PLC	3.640%	4/24/08	79,000	79,005
ING Bank N.V.	4.610%	4/7/08	572,000	572,000
ING Bank N.V.	3.870%	4/17/08	350,000	350,000
ING Bank N.V.	3.180%	4/30/08	500,000	500,000
KBC Bank N.V.	4.250%	3/14/08	145,000	145,000
Lloyds TSB Bank PLC	4.640%	4/2/08	250,000	250,000
Lloyds TSB Bank PLC	4.350%	4/9/08	500,000	500,000
Lloyds TSB Bank PLC	4.000%	4/15/08	125,000	125,000
National Australia Bank	4.200%	4/14/08	650,000	650,000
National Australia Bank	3.160%	5/1/08	500,000	500,000
Royal Bank of Scotland PLC	5.480%	3/11/08	525,000	525,000
Societe Generale	5.000%	3/25/08	710,000	710,000
Societe Generale	4.600%	4/8/08	167,000	167,000
Societe Generale	3.970%	4/16/08	247,000	247,000
Total Eurodollar Certificates of Deposit (Cost $11,589,025)				11,589,025

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Other Notes (1.4%)
Bank of America, N.A.	5.020%	3/4/08	1,000,000	1,000,000
Bank of America, N.A.	5.050%	3/10/08	500,000	500,000
Total Other Notes (Cost $1,500,000)				1,500,000
Repurchase Agreements (3.1%)
Banc of America Securities, LLC
(Dated 2/29/08, Repurchase Value $310,079,000,
collateralized by Federal Home Loan Bank
Discount Note, 3/19/08–5/21/08, Federal Home
Loan Bank 2.760%, 7/14/08, Federal Home Loan
Mortgage Corp. Discount Note, 6/13/08)	3.040%	3/3/08	310,000	310,000
Barclays Capital Inc.
(Dated 2/29/08, Repurchase Value $479,123,000,
collateralized by Federal Farm Credit Bank
4.950%, 10/10/14, Federal Home Loan Bank
2.750%–5.375%, 3/14/08–5/18/16, Federal Home
Loan Mortgage Corp. 3.375%, 4/15/09, Federal
National Mortgage Assn. 5.125%, 9/2/08)	3.080%	3/3/08	479,000	479,000
Barclays Capital Inc.
(Dated 2/29/08, Repurchase Value $197,051,000,
collateralized by Federal Home Loan Bank
5.250%, 8/5/09, Federal National Mortgage Assn.
0.000%–2.500%, 4/9/10–6/1/17)	3.100%	3/3/08	197,000	197,000
BNP Paribas Securities Corp.
(Dated 2/29/08, Repurchase Value $203,052,000,
collateralized by Federal Home Loan Bank
5.250%–5.500%, 6/18/14–8/13/14, Federal
National Mortgage Assn. 4.875%–6.375%,
4/15/09–7/13/09)	3.100%	3/3/08	203,000	203,000
Credit Suisse Securities (USA), LLC
(Dated 2/29/08, Repurchase Value $442,113,000,
collateralized by Federal Home Loan Bank
3.625%–5.750%, 8/22/08–6/12/26, Federal
Home Loan Mortgage Corp. 3.625%–6.625%,
9/15/08–7/18/11, Federal National Mortgage Assn.
4.250%–7.250%, 9/15/09–2/15/11)	3.080%	3/3/08	442,000	442,000
Deutsche Bank Securities, Inc.
(Dated 2/29/08, Repurchase Value $681,176,000,
collateralized by Federal Home Loan Bank
Discount Note, 4/9/08, Federal Home Loan Bank
4.875%, 9/8/17, Federal Home Loan Mortgage
Corp. Discount Note, 7/14/08, Federal Home Loan
Mortgage Corp. 4.125%–5.125%, 11/30/09–7/15/12,
Federal National Mortgage Assn. Discount Note,
8/27/08, Federal National Mortgage Assn.
0.000%–5.500%, 3/15/11–11/15/30)	3.100%	3/3/08	681,000	681,000
Deutsche Bank Securities, Inc.
(Dated 2/29/08, Repurchase Value $150,039,000,
collateralized by Federal Farm Credit Bank 7.350%,
5/8/30, Federal Home Loan Bank Discount Note,
4/25/08, Federal Home Loan Bank 3.875%,
8/22/08, Federal Home Loan Mortgage Corp.
4.875%, 2/17/09)	3.150%	3/3/08	150,000	150,000

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Greenwich Capital Markets, Inc.
(Dated 2/29/08, Repurchase Value $339,087,000,
collateralized by Federal Farm Credit Bank
3.750%–5.375%, 10/23/09–1/17/17)	3.080%	3/3/08	339,000	339,000
RBC Capital Markets Corp.
(Dated 2/29/08, Repurchase Value $135,035,000,
collateralized by Federal Home Loan Bank
4.625%–5.250%, 6/12/20–12/9/22, Federal Home
Loan Mortgage Corp. 5.625%, 3/15/11)	3.110%	3/3/08	135,000	135,000
UBS Securities LLC
(Dated 2/29/08, Repurchase Value $483,229,000,
collateralized by Federal Home Loan Bank
3.375%–5.250%, 12/12/08–9/8/17, Federal
Home Loan Mortgage Corp. 5.000%–6.250%,
7/18/11–7/15/32, Federal National Mortgage Assn.
3.875%–7.125%, 7/15/08–10/15/15)	3.070%	3/3/08	483,105	483,105
Total Repurchase Agreements (Cost $3,419,105)				3,419,105
Total Investments (99.7%) (Cost $108,887,132)				108,887,132
Other Assets and Liabilities (0.3%)
Other Assets—Note B				1,133,449
Liabilities				(772,424)
				361,025
Net Assets (100%)				109,248,157

At February 29, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	109,245,948
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	2,209
Unrealized Appreciation	—
Net Assets	109,248,157

Investor Shares—Net Assets
Applicable to 95,213,752,082 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	95,215,702
Net Asset Value Per Share—Investor Shares	$1.00

Institutional Shares—Net Assets
Applicable to 14,032,201,804 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	14,032,455
Net Asset Value Per Share—Institutional Shares	$1.00

•	See Note A in Notes to Financial Statements.

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

3 Adjustable-rate note.

4 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At February 29, 2008, the aggregate value of these securities was $5,124,106,000, representing 4.7% of net assets.

Prime Money Market Fund

Statement of Operations

Six Months Ended
February 29, 2008
($000)
Investment Income
Income
Interest	2,408,917
Total Income	2,408,917
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,379
Management and Administrative
Investor Shares	86,048
Institutional Shares	2,442
Marketing and Distribution
Investor Shares	11,925
Institutional Shares	1,464
Custodian Fees	761
Shareholders’ Reports
Investor Shares	351
Institutional Shares	11
Trustees’ Fees and Expenses	53
Total Expenses	107,434
Net Investment Income	2,301,483
Realized Net Gain (Loss) on Investment Securities Sold	7,096
Change in Unrealized Appreciation (Depreciation) of Investment Securities	—
Net Increase (Decrease) in Net Assets Resulting from Operations	2,308,579

Prime Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,301,483	4,219,193
Realized Net Gain (Loss)	7,096	(2,256)
Change in Unrealized Appreciation (Depreciation)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	2,308,579	4,216,937
Distributions
Net Investment Income
Investor Shares	(2,034,834)	(3,771,878)
Institutional Shares	(266,649)	(447,315)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
Total Distributions	(2,301,483)	(4,219,193)
Capital Share Transactions—Investor Shares (at $1.00)
Issued	56,898,414	96,242,797
Issued in Lieu of Cash Distributions	1,972,859	3,654,662
Redeemed	(47,713,759)	(80,421,310)
Net Increase (Decrease)—Investor Shares	11,157,514	19,476,149
Capital Share Transactions—Institutional Shares (at $1.00)
Issued	9,869,611	15,512,668
Issued in Lieu of Cash Distributions	252,448	419,628
Redeemed	(6,112,087)	(12,179,315)
Net Increase (Decrease)—Institutional Shares	4,009,972	3,752,981
Total Increase (Decrease)	15,174,582	23,226,874
Net Assets
Beginning of Period	94,073,575	70,846,701
End of Period	109,248,157	94,073,575

Prime Money Market Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	February 29,	Year Ended August 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.023	.051	.043	.023	.008	.011
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.023	.051	.043	.023	.008	.011
Distributions
Dividends from Net Investment Income	(.023)	(.051)	(.043)	(.023)	(.008)	(.011)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.023)	(.051)	(.043)	(.023)	(.008)	(.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	2.34%	5.23%	4.38%	2.31%	0.83%	1.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$95,216	$84,052	$64,578	$46,454	$43,884	$47,341
Ratio of Total Expenses to
Average Net Assets	0.23%*	0.24%	0.29%	0.30%	0.30%	0.32%
Ratio of Net Investment Income to
Average Net Assets	4.64%*	5.10%	4.33%	2.29%	0.82%	1.12%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

*	Annualized.

Prime Money Market Fund

Institutional Shares
	Six Months
	Ended
For a Share Outstanding	February 29,	Year Ended August 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.024	.053	.045	.025	.010	.013
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.024	.053	.045	.025	.010	.013
Distributions
Dividends from Net Investment Income	(.024)	(.053)	(.045)	(.025)	(.010)	(.013)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.024)	(.053)	(.045)	(.025)	(.010)	(.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.41%	5.39%	4.58%	2.52%	1.05%	1.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,032	$10,022	$6,269	$5,764	$5,301	$4,296
Ratio of Total Expenses to
Average Net Assets	0.08%*	0.08%	0.09%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	4.79%*	5.26%	4.53%	2.51%	1.05%	1.32%

* Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Notes to Financial Statements

Vanguard Prime Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries. The fund offers two classes of shares, Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Repurchase Agreements: The fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2004–2007) and for the period ended February 29, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date the securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 29, 2008, the fund had contributed capital of $9,053,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 9.05% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Federal Money Market Fund

Fund Profile

As of February 29, 2008

Financial Attributes

Yield[1]	3.65%
Average Weighted Maturity	56 days
Average Quality[2]	Aaa
Expense Ratio	0.23%[3]

Distribution by Credit Quality[2] (% of portfolio)

Aaa	100.0%

Sector Diversification (% of portfolio)

Treasury/Agency	84.0%
Other	16.0

1 7-Day SEC yield. See the Glossary on page 50.

2 Moody’s Investors Service.

3 Annualized.

Federal Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yield shown reflects the current earnings of the fund more closely than do the average annual returns.

Fiscal-Year Total Returns (%): August 31, 1997–February 29, 2008

Fiscal	Federal Money	Average
Year	Market Fund[1]	Fund[2]
1998	5.4%	5.0%
1999	4.9	4.4
2000	5.8	5.3
2001	5.4	4.8
2002	2.1	1.5
2003	1.1	0.7
2004	0.8	0.4
2005	2.3	1.7
2006	4.3	3.8
2007	5.2	4.6
2008[3]	2.3	1.9
7-Day SEC Yield (2/29/2008): 3.65%

Average Annual Total Returns: Periods Ended December 31, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Federal Money Market Fund[1]	7/13/1981	5.07%	2.95%	3.70%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Returns for the Average Government Money Market Fund are derived from data provided by Lipper Inc.

3 Six months ended February 29, 2008.

Note: See Financial Highlights table on page 30 for dividend information.

Federal Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 29, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (83.6%)
[2,3]	Federal Farm Credit Bank	4.506%	4/7/08	75,000	74,996
2	Federal Home Loan Bank	4.874%	3/5/08	204,027	203,919
[2,3]	Federal Home Loan Bank	5.016%	3/5/08	70,000	69,997
[2,3]	Federal Home Loan Bank	4.841%	3/17/08	350,000	349,944
[2,3]	Federal Home Loan Bank	4.781%	3/19/08	150,000	149,997
[2,3]	Federal Home Loan Bank	4.791%	3/19/08	150,000	149,976
[2,3]	Federal Home Loan Bank	4.734%	3/24/08	75,000	74,988
2	Federal Home Loan Bank	3.687%–4.028%	4/4/08	91,236	90,898
2	Federal Home Loan Bank	4.010%–4.040%	4/9/08	460,769	458,785
2	Federal Home Loan Bank	3.672%	4/16/08	78,495	78,130
2	Federal Home Loan Bank	2.949%	4/18/08	74,625	74,333
2	Federal Home Loan Bank	2.840%	4/23/08	175,000	174,273
[2,3]	Federal Home Loan Bank	3.557%	4/24/08	300,000	299,925
[2,3]	Federal Home Loan Bank	2.945%	5/19/08	70,000	70,000
2	Federal Home Loan Mortgage Corp.	4.990%–5.111%	3/3/08	230,000	229,938
2	Federal Home Loan Mortgage Corp.	4.988%	3/20/08	40,715	40,611
[2,3]	Federal Home Loan Mortgage Corp.	4.687%	3/26/08	400,000	399,841
[2,3]	Federal Home Loan Mortgage Corp.	4.670%	3/31/08	500,000	499,887
2	Federal Home Loan Mortgage Corp.	5.098%	3/31/08	92,048	91,676
2	Federal Home Loan Mortgage Corp.	4.609%–4.666%	4/7/08	161,910	161,152
2	Federal Home Loan Mortgage Corp.	4.247%–4.258%	5/12/08	183,334	181,807
2	Federal Home Loan Mortgage Corp.	2.879%–4.819%	5/30/08	360,180	356,743
2	Federal Home Loan Mortgage Corp.	3.881%	6/5/08	100,000	98,981
2	Federal National Mortgage Assn.	4.012%–4.606%	4/2/08	260,544	259,614
2	Federal National Mortgage Assn.	4.010%–4.667%	4/9/08	549,777	547,243
2	Federal National Mortgage Assn.	3.651%–3.704%	4/16/08	150,000	149,303
2	Federal National Mortgage Assn.	4.333%	5/7/08	50,000	49,605
2	Federal National Mortgage Assn.	4.248%	5/14/08	392,000	388,648
2	Federal National Mortgage Assn.	4.255%	5/16/08	47,749	47,329
2	Federal National Mortgage Assn.	4.186%	5/21/08	183,153	181,461
2	Federal National Mortgage Assn.	4.195%–4.205%	5/28/08	385,886	382,001
2	Federal National Mortgage Assn.	3.865%	6/18/08	53,222	52,610
	U.S. Treasury Bill	2.184%	8/7/08	400,000	396,184
	U.S. Treasury Bill	2.102%	8/14/08	400,000	396,164
	U.S. Treasury Bill	2.061%	8/21/08	200,000	198,039
	U.S. Treasury Bill	2.092%	8/28/08	300,000	296,895
Total U.S. Government and Agency Obligations (Cost $7,725,893)					7,725,893

Federal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Repurchase Agreements (16.0%)
Banc of America Securities LLC
(Dated 2/29/08, Repurchase Value $145,037,000
collateralized by Federal Home Loan Bank
2.650%, 2/27/09, Federal National Mortgage
Assn. Discount Note, 6/12/08)	3.040%	3/3/08	145,000	145,000
Barclays Capital Inc.
(Dated 2/29/08, Repurchase Value $237,061,000
collateralized by Federal Home Loan Bank
2.750%–5.375%, 7/17/09–6/13/14, Federal
National Mortgage Assn. 4.625%, 12/15/09)	3.080%	3/3/08	237,000	237,000
Barclays Capital Inc.
(Dated 2/29/08, Repurchase Value $1,609,000
collateralized by Federal Home Loan Mortgage
Corp. Discount Note, 8/25/08)	3.100%	3/3/08	1,609	1,609
BNP Paribas Securities Corp.
(Dated 2/29/08, Repurchase Value $100,026,000
collateralized by Federal Home Loan Bank
5.000%, 3/12/10, Federal Home Loan Mortgage
Corp. 5.125%, 4/18/11)	3.100%	3/3/08	100,000	100,000
Credit Suisse Securities (USA), LLC
(Dated 2/29/08, Repurchase Value $211,054,000
collateralized by Federal Home Loan Bank
2.375%–5.250%, 2/25/09–2/27/13, Federal
National Mortgage Assn. 6.375%–6.625%,
6/15/09–11/15/30)	3.080%	3/3/08	211,000	211,000
Deutsche Bank Securities Inc.
(Dated 2/29/08, Repurchase Value $322,083,000
collateralized by Federal Home Loan Bank
5.100%, 9/19/08, Federal Home Loan Mortgage
Corp. 5.125%–5.500%, 8/23/10–8/23/17, Federal
National Mortgage Assn. 5.375%, 8/15/09)	3.100%	3/3/08	322,000	322,000
Greenwich Capital Markets, Inc.
(Dated 2/29/08, Repurchase Value $166,043,000
collateralized by Federal Farm Credit Bank
5.375%, 7/18/11, Federal Home Loan Bank
2.625%–7.375%, 3/14/08–12/16/16, Federal
Home Loan Mortgage Corp. 2.750%–7.000%,
3/15/08–7/15/32)	3.080%	3/3/08	166,000	166,000
RBC Capital Markets Corp.
(Dated 2/29/08, Repurchase Value $66,017,000
collateralized by Federal Home Loan Bank
5.250%, 12/9/22, Federal Home Loan Mortgage
Corp. 5.625%, 3/15/11)	3.110%	3/3/08	66,000	66,000

Federal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
UBS Securities LLC
(Dated 2/29/08, Repurchase Value $228,058,000
collateralized by Federal Home Loan Bank
3.250%–5.250%, 6/12/09–6/12/20, Federal
Home Loan Mortgage Corp. 4.750%–5.000%,
9/16/08–11/3/09, Federal National Mortgage
Assn. 3.875%–4.125%, 7/15/08–5/15/10)	3.070%	3/3/08	228,000	228,000
Total Repurchase Agreements (Cost $1,476,609)				1,476,609
Total Investments (99.6%) (Cost $9,202,502)				9,202,502
Other Assets and Liabilities (0.4%)
Other Assets—Note B				72,659
Liabilities				(33,774)
				38,885
Net Assets (100%)
Applicable to 9,241,158,037 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				9,241,387
Net Asset Value Per Share				$1.00

At February 29, 2008, net assets consisted of:
			Amount	Per
			($000)	Share
Paid-in Capital			9,241,170	$1.00
Undistributed Net Investment Income			—	—
Accumulated Net Realized Gains			217	—
Unrealized Appreciation			—	—
Net Assets			9,241,387	$1.00

•	See Note A in Notes to Financial Statements.

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line-of-credit) would require congressional action.

3 Adjustable-rate note.

Federal Money Market Fund

Statement of Operations

Six Months Ended
February 29, 2008
($000)
Investment Income
Income
Interest	194,553
Total Income	194,553
Expenses
The Vanguard Group—Note B
Investment Advisory Services	357
Management and Administrative	8,022
Marketing and Distribution	1,087
Custodian Fees	71
Shareholders’ Reports	37
Trustees’ Fees and Expenses	5
Total Expenses	9,579
Net Investment Income	184,974
Realized Net Gain (Loss) on Investment Securities Sold	255
Change in Unrealized Appreciation (Depreciation) of Investment Securities	—
Net Increase (Decrease) in Net Assets Resulting from Operations	185,229

Federal Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	184,974	345,057
Realized Net Gain (Loss)	255	(21)
Change in Unrealized Appreciation (Depreciation)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	185,229	345,036
Distributions
Net Investment Income	(184,974)	(345,057)
Realized Capital Gain	—	—
Total Distributions	(184,974)	(345,057)
Capital Share Transactions (at $1.00)
Issued	5,127,899	6,184,183
Issued in Lieu of Cash Distributions	179,379	335,363
Redeemed	(3,738,494)	(5,206,858)
Net Increase (Decrease) from Capital Share Transactions	1,568,784	1,312,688
Total Increase (Decrease)	1,569,039	1,312,667
Net Assets
Beginning of Period	7,672,348	6,359,681
End of Period	9,241,387	7,672,348

Federal Money Market Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	February 29,	Year Ended August 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.023	.051	.042	.022	.008	.011
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.023	.051	.042	.022	.008	.011
Distributions
Dividends from Net Investment Income	(.023)	(.051)	(.042)	(.022)	(.008)	(.011)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.023)	(.051)	(.042)	(.022)	(.008)	(.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	2.28%	5.17%	4.31%	2.26%	0.82%	1.11%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,241	$7,672	$6,360	$5,507	$5,575	$6,289
Ratio of Total Expenses to
Average Net Assets	0.23%*	0.24%	0.29%	0.30%	0.30%	0.32%
Ratio of Net Investment Income to
Average Net Assets	4.52%*	5.05%	4.25%	2.23%	0.81%	1.11%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Notes to Financial Statements

Vanguard Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Repurchase Agreements: The fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2004–2007) and for the period ended February 29, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date the securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 29, 2008, the fund had contributed capital of $761,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.76% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Treasury Money Market Fund

Fund Profile

As of February 29, 2008

Financial Attributes

Yield[1]	2.96%
Average Weighted Maturity	77 days
Average Quality[2]	Aaa
Expense Ratio	0.23%[3]

Distribution by Credit Quality[2] (% of portfolio)

Aaa	100.0%

Sector Diversification (% of portfolio)

Treasury	100.0%

1 7-Day SEC yield. See the Glossary on page 50.

2 Moody’s Investors Service.

3 Annualized.

Treasury Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yield shown reflects the current earnings of the fund more closely than do the average annual returns.

Fiscal-Year Total Returns (%): August 31, 1997–February 29, 2008

Fiscal	Treasury Money	Average
Year	Market Fund[1]	Fund[2]
1998	5.1%	4.8%
1999	4.5	4.2
2000	5.4	5.0
2001	5.1	4.7
2002	2.0	1.6
2003	1.0	0.7
2004	0.7	0.4
2005	2.1	1.6
2006	4.1	3.5
2007	4.9	4.3
2008[3]	1.9	1.5
7-Day SEC Yield (2/29/2008): 2.96%

Average Annual Total Returns: Periods Ended December 31, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Treasury Money Market Fund[1]	3/9/1983	4.65%	2.74%	3.45%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Derived from iMoneyNet Money Fund Report’s Average 100% Treasury Fund.

3 Six months ended February 29, 2008.

Note: See Financial Highlights table on page 38 for dividend information.

Treasury Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 29, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
U.S Government Securities (99.7%)
U.S. Treasury Bill	3.053%–4.479%	3/6/08	771,764	771,348
U.S. Treasury Bill	4.083%–4.145%	3/13/08	385,000	384,482
U.S. Treasury Bill	2.012%	3/17/08	5,088	5,083
U.S. Treasury Bill	2.157%–4.208%	3/20/08	70,589	70,476
U.S. Treasury Bill	2.184%–3.190%	3/27/08	152,536	152,290
U.S. Treasury Bill	3.156%–3.338%	4/3/08	445,659	444,307
U.S. Treasury Bill	3.206%	4/10/08	335,000	333,816
U.S. Treasury Bill	2.036%–2.384%	4/24/08	527,493	525,637
U.S. Treasury Bill	2.349%–4.025%	5/1/08	441,000	438,982
U.S. Treasury Bill	3.719%	5/8/08	180,000	178,759
U.S. Treasury Bill	2.263%–3.693%	5/15/08	390,000	387,341
U.S. Treasury Bill	2.222%–3.521%	5/22/08	347,000	344,550
U.S. Treasury Bill	2.172%–3.397%	5/29/08	300,000	297,669
U.S. Treasury Bill	3.272%	6/12/08	185,000	183,296
U.S. Treasury Bill	3.011%–3.294%	6/19/08	75,000	74,278
U.S. Treasury Bill	3.553%	6/26/08	208,000	205,641
U.S. Treasury Bill	3.012%	7/3/08	35,000	34,642
U.S. Treasury Bill	3.222%	7/10/08	250,000	247,116
U.S. Treasury Bill	2.429%	7/24/08	400,000	396,133
U.S. Treasury Bill	2.184%	8/7/08	178,000	176,302
U.S. Treasury Bill	2.102%	8/14/08	225,000	222,842
U.S. Treasury Bill	2.061%	8/21/08	300,000	297,059
U.S. Treasury Bill	2.092%	8/28/08	235,000	232,568
Total U.S. Government Securities (Cost $6,404,617)				6,404,617
Other Assets and Liabilities (0.3%)
Other Assets—Note B				40,298
Liabilities				(21,467)
				18,831
Net Assets (100%)
Applicable to 6,423,002,665 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				6,423,448
Net Asset Value Per Share				$1.00

Treasury Money Market Fund

At February 29, 2008, net assets consisted of:
	Amount	Per
	($000)	Share
Paid-in Capital	6,423,031	$1.00
Undistributed Net Investment Income	—	—
Accumulated Net Realized Gains	417	—
Unrealized Appreciation	—	—
Net Assets	6,423,448	$1.00

•	See Note A in Notes to Financial Statements.

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

Treasury Money Market Fund

Statement of Operations

Six Months Ended
February 29, 2008
($000)
Investment Income
Income
Interest	123,364
Total Income	123,364
Expenses
The Vanguard Group—Note B
Investment Advisory Services	266
Management and Administrative	5,887
Marketing and Distribution	811
Custodian Fees	50
Shareholders’ Reports	34
Trustees’ Fees and Expenses	4
Total Expenses	7,052
Net Investment Income	116,312
Realized Net Gain (Loss) on Investment Securities Sold	(72)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	—
Net Increase (Decrease) in Net Assets Resulting from Operations	116,240

Treasury Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	116,312	254,497
Realized Net Gain (Loss)	(72)	732
Change in Unrealized Appreciation (Depreciation)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	116,240	255,229
Distributions
Net Investment Income	(116,312)	(254,497)
Realized Capital Gain	—	—
Total Distributions	(116,312)	(254,497)
Capital Share Transactions (at $1.00)
Issued	3,149,094	4,658,601
Issued in Lieu of Cash Distributions	113,020	248,231
Redeemed	(2,729,964)	(4,239,110)
Net Increase (Decrease) from Capital Share Transactions	532,150	667,722
Total Increase (Decrease)	532,078	668,454
Net Assets
Beginning of Period	5,891,370	5,222,916
End of Period	6,423,448	5,891,370

Treasury Money Market Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	February 29,	Year Ended August 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.019	.048	.040	.021	.007	.010
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.019	.048	.040	.021	.007	.010
Distributions
Dividends from Net Investment Income	(.019)	(.048)	(.040)	(.021)	(.007)	(.010)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.019)	(.048)	(.0s40)	(.021)	(.007)	(.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	1.95%	4.88%	4.06%	2.12%	0.74%	1.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,423	$5,891	$5,223	$4,558	$4,628	$4,959
Ratio of Total Expenses to
Average Net Assets	0.23%*	0.24%	0.29%	0.30%	0.30%	0.32%
Ratio of Net Investment Income to
Average Net Assets	3.87%*	4.76%	4.01%	2.10%	0.73%	1.03%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund

Notes to Financial Statements

Vanguard Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments backed by the full faith and credit of the U.S. government.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2004–2007) and for the period ended February 29, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 29, 2008, the fund had contributed capital of $538,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.54% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Admiral Treasury Money Market Fund

Fund Profile

As of February 29, 2008

Financial Attributes

Yield[1]	3.11%
Average Weighted Maturity	77 days
Average Quality[2]	Aaa
Expense Ratio	0.10%[3]

Distribution by Credit Quality[2] (% of portfolio)

Aaa	100.0%

Sector Diversification (% of portfolio)

Treasury	100.0%

1 7-Day SEC yield. See the Glossary on page 50.

2 Moody’s Investors Service.

3 Annualized.

Admiral Treasury Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yield shown reflects the current earnings of the fund more closely than do the average annual returns.

Fiscal-Year Total Returns (%): August 31, 1997–February 29, 2008

Fiscal	Admiral Treasury	Average
Year	Money Market Fund	Fund[1]
1998	5.3%	4.8%
1999	4.7	4.2
2000	5.5	5.0
2001	5.3	4.7
2002	2.1	1.6
2003	1.2	0.7
2004	0.9	0.4
2005	2.3	1.6
2006	4.2	3.5
2007	5.0	4.3
2008[2]	2.0	1.5
7-Day SEC Yield (2/29/2008): 3.11%

Average Annual Total Returns: Periods Ended December 31, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Admiral Treasury Money Market Fund	12/14/1992	4.78%	2.91%	3.62%

1 Derived from iMoneyNet Money Fund Report’s Average 100% Treasury Fund.

2 Six months ended February 29, 2008.

Note: See Financial Highlights table on page 46 for dividend information.

Admiral Treasury Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 29, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
U.S. Government Securities (99.6%)
U.S. Treasury Bill	1.600%–4.479%	3/6/08	2,195,980	2,194,868
U.S. Treasury Bill	4.083%–4.145%	3/13/08	945,000	943,725
U.S. Treasury Bill	2.012%	3/17/08	383,899	383,556
U.S. Treasury Bill	2.157%–4.208%	3/20/08	1,100,158	1,098,253
U.S. Treasury Bill	2.184%–3.190%	3/27/08	338,573	338,016
U.S. Treasury Bill	3.226%–3.338%	4/3/08	1,493,993	1,489,462
U.S. Treasury Bill	3.206%	4/10/08	2,265,000	2,256,997
U.S. Treasury Bill	2.036%	4/24/08	55,301	55,133
U.S. Treasury Bill	2.349%–4.025%	5/1/08	2,125,000	2,113,592
U.S. Treasury Bill	3.719%	5/8/08	640,000	635,587
U.S. Treasury Bill	2.263%–3.693%	5/15/08	1,210,000	1,201,721
U.S. Treasury Bill	2.222%–3.521%	5/22/08	1,375,000	1,365,729
U.S. Treasury Bill	2.172%–3.397%	5/29/08	1,325,000	1,315,445
U.S. Treasury Bill	3.272%	6/12/08	215,000	213,019
U.S. Treasury Bill	3.011%–3.304%	6/19/08	820,000	811,972
U.S. Treasury Bill	3.553%	6/26/08	632,000	624,831
U.S. Treasury Bill	3.012%	7/3/08	170,000	168,261
U.S. Treasury Bill	2.429%	7/24/08	1,875,000	1,856,875
U.S. Treasury Bill	2.184%	8/7/08	634,000	627,952
U.S. Treasury Bill	2.102%	8/14/08	650,000	643,766
U.S. Treasury Bill	2.061%–2.128%	8/21/08	1,290,000	1,277,304
U.S. Treasury Bill	2.092%	8/28/08	565,000	559,152
Total U.S. Government Securities (Cost $22,175,216)				22,175,216
Other Assets and Liabilities (0.4%)
Other Assets—Note B				169,762
Liabilities				(75,188)
				94,574
Net Assets (100%)
Applicable to 22,268,702,095 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				22,269,790
Net Asset Value Per Share				$1.00

Admiral Treasury Money Market Fund

At February 29, 2008, net assets consisted of:
	Amount	Per
	($000)	Share
Paid-in Capital	22,268,704	$1.00
Undistributed Net Investment Income	—	—
Accumulated Net Realized Gains	1,086	—
Unrealized Appreciation	—	—
Net Assets	22,269,790	$1.00

•	See Note A in Notes to Financial Statements.

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

Admiral Treasury Money Market Fund

Statement of Operations

Six Months Ended
February 29, 2008
($000)
Investment Income
Income
Interest	411,427
Total Income	411,427
Expenses
The Vanguard Group—Note B
Investment Advisory Services	891
Management and Administrative	6,272
Marketing and Distribution	2,705
Custodian Fees	160
Shareholders’ Reports	27
Trustees’ Fees and Expenses	9
Total Expenses	10,064
Net Investment Income	401,363
Realized Net Gain (Loss) on Investment Securities Sold	197
Change in Unrealized Appreciation (Depreciation) of Investment Securities	—
Net Increase (Decrease) in Net Assets Resulting from Operations	401,560

Admiral Treasury Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	401,363	847,691
Realized Net Gain (Loss)	197	2,478
Change in Unrealized Appreciation (Depreciation)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	401,560	850,169
Distributions
Net Investment Income	(401,363)	(847,691)
Realized Capital Gain	—	—
Total Distributions	(401,363)	(847,691)
Capital Share Transactions (at $1.00)
Issued	10,137,904	17,590,283
Issued in Lieu of Cash Distributions	379,691	808,325
Redeemed	(8,311,951)	(14,319,509)
Net Increase (Decrease) from Capital Share Transactions	2,205,644	4,079,099
Total Increase (Decrease)	2,205,841	4,081,577
Net Assets
Beginning of Period	20,063,949	15,982,372
End of Period	22,269,790	20,063,949

Admiral Treasury Money Market Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	February 29,	Year Ended August 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.020	.049	.041	.023	.009	.012
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.020	.049	.041	.023	.009	.012
Distributions
Dividends from Net Investment Income	(.020)	(.049)	(.041)	(.023)	(.009)	(.012)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.020)	(.049)	(.041)	(.023)	(.009)	(.012)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.01%	5.02%	4.22%	2.29%	0.91%	1.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22,270	$20,064	$15,982	$13,838	$13,270	$13,129
Ratio of Total Expenses to
Average Net Assets	0.10%*	0.10%	0.13%	0.13%	0.13%	0.14%
Ratio of Net Investment Income to
Average Net Assets	4.00%*	4.90%	4.15%	2.27%	0.91%	1.18%

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Notes to Financial Statements

Vanguard Admiral Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments backed by the full faith and credit of the U.S. government.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2004–2007) and for the period ended February 29, 2008, and concluded that no provision for federal income taxes is required in the financial statements.

3. Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 29, 2008, the fund had contributed capital of $1,779,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.78% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on page 49 illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table on page 49 are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus (the fee does not apply to the Prime Money Market Fund’s Institutional Shares or the Admiral Treasury Money Market Fund). If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended February 29, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Money Market Fund	8/31/2007	2/29/2008	Period[1]
Based on Actual Fund Return
Prime
Investor Shares	$1,000.00	$1,023.36	$1.16
Institutional Shares	1,000.00	1,024.15	0.40
Federal	1,000.00	1,022.84	1.16
Treasury	1,000.00	1,019.46	1.15
Admiral Treasury	1,000.00	1,020.11	0.50
Based on Hypothetical 5% Yearly Return
Prime
Investor Shares	$1,000.00	$1,023.72	$1.16
Institutional Shares	1,000.00	1,024.47	0.40
Federal	1,000.00	1,023.72	1.16
Treasury	1,000.00	1,023.72	1.16
Admiral Treasury	1,000.00	1,024.37	0.50

1 The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Prime Money Market Fund, 0.23% for Investor Shares and 0.08% for Institutional Shares; for the Federal Money Market Fund, 0.23%; for the Treasury Money Market Fund, 0.23%; for the Admiral Treasury Money Market Fund, 0.10%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group; Director of Vanguard Marketing Corporation.
Chief Executive Officer
152 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
152 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood
Born 1948	Principal Occupation(s) During the Past Five Years: Executive Chief Staff and Marketing
Trustee since January 2008	Officer for North America since 2004 and Corporate Vice President of Xerox Corporation
152 Vanguard Funds Overseen	(photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), of the United Way of Rochester, and of the Boy Scouts of America.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman, President, and
Trustee since December 2001[2]	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of
152 Vanguard Funds Overseen	the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
152 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004; Trustee of the National Constitution Center since 2007.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
152 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee since December 2004	and Banking, Harvard Business School; Senior Associate Dean and Director of Faculty
152 Vanguard Funds Overseen	Recruiting, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
152 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
152 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
152 Vanguard Funds Overseen

F. William McNabb III
Born 1957	Principal Occupation(s) During the Past Five Years: President of The Vanguard Group, Inc.,
President since March 2008	and of each of the investment companies served by The Vanguard Group since 2008;
152 Vanguard Funds Overseen	Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group
(1995–2008).

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
152 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Director and Senior Vice President of Vanguard Marketing Corporation
since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller	George U. Sauter
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Fund Information > 800-662-7447	Vanguard, Admiral, Connect with Vanguard, and the ship
logo are trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739
All other marks are the exclusive property of their
Institutional Investor Services > 800-523-1036	respective owners.

Text Telephone for People
With Hearing Impairment > 800-952-3335	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
This material may be used in conjunction	guidelines by visiting our website, www.vanguard.com,
with the offering of shares of any Vanguard	and searching for “proxy voting guidelines,” or by
fund only if preceded or accompanied by	calling Vanguard at 800-662-2739. The guidelines are
the fund’s current prospectus.	also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
the 12 months ended June 30. To get the report, visit
either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2008 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q302 042008

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TREASURY FUND

By:	(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: April 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TREASURY FUND

By:	(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: April 18, 2008

VANGUARD TREASURY FUND

By:	(signature)
(HEIDI STAM)
THOMAS J. HIGGINS*
TREASURER

Date: April 18, 2008

*By Power of Attorney. Filed on January 18, 2008, see File Number 2-29601. Incorporated by Reference.